LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
2023	¥ 85,637
2024	84,973
2025	75,863
Thereafter	206,541
Total undiscounted lease payments	453,014
Less: imputed interest	47,640
Total lease liabilities	405,374	¥ 447,935
Financing leases:
2023	236,657
2024	34,252
Total undiscounted lease payments	270,909
Less: imputed interest	32,647
Total lease liabilities	¥ 238,262	¥ 431,313